Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 7,487	$ 4,948
Interest-earning deposits with banks	21,200	8,676
Securities available for sale, at fair value	88,661	96,395
Loans held for sale	1,958	6,286
Loans:
Loans held for investment	366,675	387,769
Less allowance for loan losses	(6,815)	(9,067)
Net loans held for investment	359,860	378,702
Premises and equipment, net	15,076	14,554
Interest receivable	2,084	2,408
Federal Home Loan Bank stock	2,486	3,252
Bank owned life insurance	6,171	5,975
Goodwill	987	987
Other real estate owned	10,258	2,022
Prepaid assets	1,347	2,088
Other assets	9,327	9,133
Total assets	526,902	535,426
LIABILITIES
Demand noninterest-bearing	62,339	54,837
Interest checking and money market accounts	185,539	187,493
Savings deposits	39,273	37,624
Time deposits, $100,000 and over	58,274	59,431
Other time deposits	85,913	94,648
Total deposits	431,338	434,033
Short-term borrowed funds	20,791	20,482
Long-term debt	25,233	34,061
Interest payable	301	342
Other liabilities	3,636	3,015
Total liabilities	481,299	491,933
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS' EQUITY
Discount on preferred stock	(200)	(300)
Common stock, $1.25 par value: 20,000,000 shares authorized; 7,593,929 shares issued and outstanding	9,492	9,492
Additional paid-in capital	14,010	14,034
Unearned ESOP compensation	(772)	(692)
Undivided profits	10,379	10,124
Accumulated other comprehensive income	2,194	335
Total shareholders' equity	45,603	43,493
Total liabilities and shareholders' equity	526,902	535,426
Preferred Stock Series A [Member]
SHAREHOLDERS' EQUITY
Preferred stock	10,000	10,000
Preferred Stock Series B [Member]
SHAREHOLDERS' EQUITY
Preferred stock	$ 500	$ 500